EA Series Trust
19 East Eagle Road
Havertown, PA 19083

December 22, 2023

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust File Nos. 333-195493; 811-22961

Dear Sir or Madam:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of EA Series Trust (the “Trust”) is Post-Effective Amendment No. 320 and Amendment No. 323 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register a new series of the Trust, the Strive Mid-Cap ETF.
If you have any questions regarding the enclosed, please do not hesitate to contact me at 267-393-5233 or alyssa@etfarchitect.com

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Secretary